Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net gain (loss) on derivatives, tax	$ (11,679)	$ 8,402	$ 12,845
Actuarial gain (loss) on pension obligations, tax	$ (1,327)	$ 348	$ 265